Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments [Abstract]
Summary Of The Notional Amount Of Derivative Contracts

	Notional amounts(1)
	2011	2012
	(in trillions)
Interest rate contracts	¥967.6	¥933.5
Foreign exchange contracts	121.6	128.0
Equity contracts	2.1	2.4
Commodity contracts	2.0	1.8
Credit derivatives	7.1	6.5
Others	1.2	1.2

Total	¥1,101.6	¥1,073.4

Note:

(1)	Includes both written and purchased position.

Summary Of Fair Value Information On Derivative Instruments Recorded On Consolidated Balance Sheet
	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

	Fair value of derivative instruments(1)(5)
At March 31, 2012:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064
Foreign exchange contracts	2,259	—	2,259
Equity contracts	58	—	58
Commodity contracts	122	—	122
Credit derivatives	55	—	55

Total derivative assets	¥11,558	¥—	¥11,558

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063
Foreign exchange contracts	2,458	—	2,458
Equity contracts	124	—	124
Commodity contracts	99	—	99
Credit derivatives	50	—	50
Others(6)	(83)	—	(83)

Total derivative liabilities	¥11,710	¥1	¥11,711

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2012:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
For the fiscal year ended March 31, 2010:
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

For the fiscal year ended March 31, 2011:
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

For the fiscal year ended March 31, 2012:
Interest rate contracts	¥—	Interest income	¥(1)		¥—

Total	¥—		¥(1)		¥—

Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(3)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2012:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Previously Reported Amounts And Adjusted Amounts In Relation To Derivative Instruments With Credit Risk Related Contingent Features

	March 31, 2011
	As previously reported	As restated
	(in trillions)
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥3.5	¥3.8
	(in billions)
Posted collateral	¥329	¥346
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	204	218